Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share

29.	Earnings per share

Basic earnings per share are calculated based on the weighted average number of outstanding shares of each category during the year.

Diluted earnings per share are calculated as follows:

•	Numerator: profit for the year adjusted by dilutive effects from stock options.
•	Denominator: the number of shares of each category adjusted to include potential shares corresponding to dilutive instruments (stock options), less the number of shares that could be bought back at market, if applicable.

Equity instruments that will or may be settled with the Company’s shares are only included in the calculation when its settlement has a dilutive impact on earnings per share.

As mentioned in note 1.5, the migration process to “Novo Mercado” was concluded and, therefore, the Company started to present earnings per share considering a single class of shares for 2019

The table below presents the determination of net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each reporting exercise:

	2021	2020	2019

Basic numerator
Net income (loss) allocated to controlling shareholder – continuing operations	805	1,092	(287)
Net income (loss) allocated to controlling shareholder - discontinued operations	(3)	1,087	1,077
Net income allocated to controlling shareholder	802	2,179	790

Basic denominator (millions of shares)
Weighted average of shares	269	268	267

Basic earnings (loss) per share (R$) – continuing operations	2.99595	4.07575	(1.07463)
Basic earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05709	4.03267
Basic earnings per share (R$) – total	2.98478	8.13283	2.95804

Diluted numerator
Net income (loss) allocated to ordinary controlling shareholders – continuing operations	805	1,092	(287)
Net income (loss) allocated to ordinary controlling shareholders - discontinued operations	(3)	1,087	1,077
Net income allocated to ordinary controlling shareholders	802	2,179	790

Diluted denominator
Weighted average of outstanding shares (in millions)	269	268	267
Stock option (in millions)	-	1	1
Diluted weighted average of outstanding shares (millions)	269	269	268

Diluted earnings (loss) per share (R$) – continuing operations	2.99153	4.06984	(1.07337)
Diluted earnings (loss) per share (R$) – discontinued operations	(0.01117)	4.05120	4.02728
Diluted earnings per share (R$) – total	2.98036	8.12104	2.95391